Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between “compensation actually paid”, or “CAP”, to our named executive officers and certain financial performance metrics. For information concerning the Company’s philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis – 2024 Executive Compensation and Decisions.”

Year (a)	Summary Compensation Table Total for PEO(1) (b)	Compensation Actually Paid for PEO(1)(3) (c)	Average Summary Compensation Table Total for Non- PEO Named Executive Officers(2) (d)	Average Compensation Actually Paid for Non- PEO Named Executive Officers(2)(3) (e)	Value of Initial Fixed $100 Investment Based on:		Net Income (h)	Economic Adjusted EBITDA(5) (j)
					Company TSR (f)	Peer Group(4) TSR (g)
2024	$14,027,251	$11,395,663	$5,165,225	$4,488,214	$96.94	$116.79	$60M	$1,112M
2023	$9,794,601	$6,730,057	$2,788,345	$2,021,738	$104.26	$136.09	$313 M	$1,026M
2022	$10,608,845	$7,231,251	$3,713,962	$3,209,375	$73.96	$79.94	$352 M	$1,049M
2021	$17,455,265	$24,438,040	$5,320,316	$7,288,365	$166.22	$111.49	$176 M	$640M
2020	$6,956,774	$2,576,295	$2,103,890	$1,526,890	$91.16	$101.75	$(201)M	$106M

(1)	The principal executive officer (the “PEO”) for each of 2024, 2023, 2022, 2021 and 2020 is Mr. Wang.
(2)	The non-PEO named executive officers (the “non-PEO NEOs”) for each applicable year include the following individuals:

2022, 2023 and 2024:	Messrs. Mathewes, Gurnik, Corbin, and Brizi.
2021:
Messrs. Mathewes, Gurnik, Corbin and Brizi, as well as Mr. DeLorenzo and Mr. Stan R. Soroka. Effective as of August 2, 2021, Messrs. DeLorenzo and Soroka were no longer “executive officers” within the meaning of Rule 3b-7 under the Securities Exchange Act of 1934, as amended. Mr. Soroka separated from the Company effective December 31, 2022 and Mr. DeLorenzo separated from the Company effective March 1st, 2024.

2020:
Messrs. Mathewes and Corbin, as well as Mr. DeLorenzo, Ms. Sherri A. Silver, and Ms. Barbara L. Hollkamp. Ms. Silver and Ms. Hollkamp separated from the Company effective as of August 3, 2021 and July 31, 2020, respectively.

(3)
The dollar amounts reported in columns (c) and (e) represent the “compensation actually paid”, or “CAP”, to the PEO and the Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO or the Non-PEO NEOs, respectively, during the applicable year. To calculate CAP for the PEO and average CAP for the Non-PEO NEOs, the following amounts were deducted from and added to Summary Compensation Table total compensation:

PEO Equity Component of CAP(a)

	Subtracted:	Added:				Subtracted:	Added:
	Grant Date Fair Value of Awards Granted in the Year($)(b)	Year End Fair Value of Unvested Equity Awards Granted in the Year($)(c)(d)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)(c)(d)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year($)(c)(d)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)(c)(d)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	$9,696,728	$7,637,907	$(1,193,560)	$0	$620,791	$0	$0	$(2,631,589)
2023	$6,851,639	$4,321,739	$(1,508,215)	$0	$973,571	$0	$0	$(3,064,544)
2022	$6,519,985	$5,897,247	$(2,712,140)	$0	$(42,716)	$0	$0	$(3,377,594)
2021	$14,159,967	$18,293,765	$2,108,590	$0	$740,387	$0	$0	$6,982,775
2020	$5,171,691	$2,642,054	$(38,010)	$0	$(1,812,832)	$0	$0	$(4,380,479)

Non-PEO NEO Equity Component of CAP (a)

	Subtracted:	Added:				Subtracted:	Added:
	Average Grant Date Fair Value of Awards Granted in the Year($)(b)	Average Year End Fair Value of Unvested Equity Awards Granted in the Year ($)(c)(d)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)(c)(d)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)(c)(d)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)(c)(d)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year($)(c)(d)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2024	$3,197,810	$2,293,203	$(284,360)	$0	$511,955	$0	$0	$(677,011)
2023	$1,635,011	$1,031,297	$(578,316)	$0	$415,423	$0	$0	$(766,607)
2022	$1,932,553	$1,612,586	$(146,092)	$0	$(38,529)	$0	$0	$(504,588)
2021	$3,674,324	$4,781,582	$608,065	$0	$252,726	$0	$0	$1,968,049
2020	$1,063,275	$780,684	$(6,821)	$0	$(287,589)	$0	$0	$(577,000)

(a)	There are no pension benefits for the PEO or the Non-PEO NEOs.
(b)	Represents the grant date fair value of equity-based awards granted each year.
(c)
The fair value of the stock options was determined using the Black Scholes model, which is consistent with the fair value methodology used to account for share-based payments in our financial statements. The assumptions used in calculating the fair value of the stock options did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable years.

(d)
The fair value of the Service RSUs was determined based on the stock price on the applicable valuation dates. The fair value of the Performance RSUs, the Diamond Acquisition Incentive Awards and the Bluegreen PSU Awards was determined based on the probable outcome of the performance condition and the stock price on the applicable valuation dates. The assumptions used in calculating the fair value of the Service RSUs, the Performance RSUs, the Diamond Acquisition Incentive Awards and the Bluegreen PSU Awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable year, except that the fair value calculations of (i) the 2021 Performance RSUs and the Diamond Acquisition Incentive Awards as of December 31, 2022 and 2021, assumed a payout between target and maximum performance, which was the probable outcome of the applicable performance conditions as of December 31, 2022 and 2021, respectively, and (ii) the 2022 Performance RSUs as of December 31, 2022 assumed a payout at maximum performance, which was the probable outcome of the applicable performance conditions as of December 31, 2022, in each case compared to the grant date fair value calculations of such Performance RSUs, which assumed a payout at target. The fair value calculation used herein is consistent with the fair value methodology used to account for share- based payments in our financial statements.

(4)
The peer group that we used for purposes of this disclosure is the Dow Jones US Travel & Leisure Total Return Index GICS Level 2(DJUSGCT), the same index used for our performance graph disclosed in our Annual Report on Form 10-K for the year ended December 31, 2024.

(5)	Our company selected measure is Economic Adjusted EBITDA, which is calculated as described in Appendix A in this proxy statement.

Company Selected Measure Name	Economic Adjusted EBITDA
Named Executive Officers, Footnote
(1)	The principal executive officer (the “PEO”) for each of 2024, 2023, 2022, 2021 and 2020 is Mr. Wang.
(2)	The non-PEO named executive officers (the “non-PEO NEOs”) for each applicable year include the following individuals:

2022, 2023 and 2024:	Messrs. Mathewes, Gurnik, Corbin, and Brizi.
2021:
Messrs. Mathewes, Gurnik, Corbin and Brizi, as well as Mr. DeLorenzo and Mr. Stan R. Soroka. Effective as of August 2, 2021, Messrs. DeLorenzo and Soroka were no longer “executive officers” within the meaning of Rule 3b-7 under the Securities Exchange Act of 1934, as amended. Mr. Soroka separated from the Company effective December 31, 2022 and Mr. DeLorenzo separated from the Company effective March 1st, 2024.

2020:
Messrs. Mathewes and Corbin, as well as Mr. DeLorenzo, Ms. Sherri A. Silver, and Ms. Barbara L. Hollkamp. Ms. Silver and Ms. Hollkamp separated from the Company effective as of August 3, 2021 and July 31, 2020, respectively.

Peer Group Issuers, Footnote
(4)
The peer group that we used for purposes of this disclosure is the Dow Jones US Travel & Leisure Total Return Index GICS Level 2(DJUSGCT), the same index used for our performance graph disclosed in our Annual Report on Form 10-K for the year ended December 31, 2024.

PEO Total Compensation Amount	$ 14,027,251	$ 9,794,601	$ 10,608,845	$ 17,455,265	$ 6,956,774
PEO Actually Paid Compensation Amount	$ 11,395,663	6,730,057	7,231,251	24,438,040	2,576,295
Adjustment To PEO Compensation, Footnote
(3)
The dollar amounts reported in columns (c) and (e) represent the “compensation actually paid”, or “CAP”, to the PEO and the Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO or the Non-PEO NEOs, respectively, during the applicable year. To calculate CAP for the PEO and average CAP for the Non-PEO NEOs, the following amounts were deducted from and added to Summary Compensation Table total compensation:

PEO Equity Component of CAP(a)

	Subtracted:	Added:				Subtracted:	Added:
	Grant Date Fair Value of Awards Granted in the Year($)(b)	Year End Fair Value of Unvested Equity Awards Granted in the Year($)(c)(d)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)(c)(d)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year($)(c)(d)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)(c)(d)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	$9,696,728	$7,637,907	$(1,193,560)	$0	$620,791	$0	$0	$(2,631,589)
2023	$6,851,639	$4,321,739	$(1,508,215)	$0	$973,571	$0	$0	$(3,064,544)
2022	$6,519,985	$5,897,247	$(2,712,140)	$0	$(42,716)	$0	$0	$(3,377,594)
2021	$14,159,967	$18,293,765	$2,108,590	$0	$740,387	$0	$0	$6,982,775
2020	$5,171,691	$2,642,054	$(38,010)	$0	$(1,812,832)	$0	$0	$(4,380,479)

(a)	There are no pension benefits for the PEO or the Non-PEO NEOs.
(b)	Represents the grant date fair value of equity-based awards granted each year.
(c)
The fair value of the stock options was determined using the Black Scholes model, which is consistent with the fair value methodology used to account for share-based payments in our financial statements. The assumptions used in calculating the fair value of the stock options did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable years.

(d)
The fair value of the Service RSUs was determined based on the stock price on the applicable valuation dates. The fair value of the Performance RSUs, the Diamond Acquisition Incentive Awards and the Bluegreen PSU Awards was determined based on the probable outcome of the performance condition and the stock price on the applicable valuation dates. The assumptions used in calculating the fair value of the Service RSUs, the Performance RSUs, the Diamond Acquisition Incentive Awards and the Bluegreen PSU Awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable year, except that the fair value calculations of (i) the 2021 Performance RSUs and the Diamond Acquisition Incentive Awards as of December 31, 2022 and 2021, assumed a payout between target and maximum performance, which was the probable outcome of the applicable performance conditions as of December 31, 2022 and 2021, respectively, and (ii) the 2022 Performance RSUs as of December 31, 2022 assumed a payout at maximum performance, which was the probable outcome of the applicable performance conditions as of December 31, 2022, in each case compared to the grant date fair value calculations of such Performance RSUs, which assumed a payout at target. The fair value calculation used herein is consistent with the fair value methodology used to account for share- based payments in our financial statements.

Non-PEO NEO Average Total Compensation Amount	$ 5,165,225	2,788,345	3,713,962	5,320,316	2,103,890
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,488,214	2,021,738	3,209,375	7,288,365	1,526,890
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The dollar amounts reported in columns (c) and (e) represent the “compensation actually paid”, or “CAP”, to the PEO and the Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO or the Non-PEO NEOs, respectively, during the applicable year. To calculate CAP for the PEO and average CAP for the Non-PEO NEOs, the following amounts were deducted from and added to Summary Compensation Table total compensation:

Non-PEO NEO Equity Component of CAP (a)

	Subtracted:	Added:				Subtracted:	Added:
	Average Grant Date Fair Value of Awards Granted in the Year($)(b)	Average Year End Fair Value of Unvested Equity Awards Granted in the Year ($)(c)(d)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)(c)(d)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)(c)(d)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)(c)(d)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year($)(c)(d)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2024	$3,197,810	$2,293,203	$(284,360)	$0	$511,955	$0	$0	$(677,011)
2023	$1,635,011	$1,031,297	$(578,316)	$0	$415,423	$0	$0	$(766,607)
2022	$1,932,553	$1,612,586	$(146,092)	$0	$(38,529)	$0	$0	$(504,588)
2021	$3,674,324	$4,781,582	$608,065	$0	$252,726	$0	$0	$1,968,049
2020	$1,063,275	$780,684	$(6,821)	$0	$(287,589)	$0	$0	$(577,000)

(a)	There are no pension benefits for the PEO or the Non-PEO NEOs.
(b)	Represents the grant date fair value of equity-based awards granted each year.
(c)
The fair value of the stock options was determined using the Black Scholes model, which is consistent with the fair value methodology used to account for share-based payments in our financial statements. The assumptions used in calculating the fair value of the stock options did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable years.

(d)
The fair value of the Service RSUs was determined based on the stock price on the applicable valuation dates. The fair value of the Performance RSUs, the Diamond Acquisition Incentive Awards and the Bluegreen PSU Awards was determined based on the probable outcome of the performance condition and the stock price on the applicable valuation dates. The assumptions used in calculating the fair value of the Service RSUs, the Performance RSUs, the Diamond Acquisition Incentive Awards and the Bluegreen PSU Awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable year, except that the fair value calculations of (i) the 2021 Performance RSUs and the Diamond Acquisition Incentive Awards as of December 31, 2022 and 2021, assumed a payout between target and maximum performance, which was the probable outcome of the applicable performance conditions as of December 31, 2022 and 2021, respectively, and (ii) the 2022 Performance RSUs as of December 31, 2022 assumed a payout at maximum performance, which was the probable outcome of the applicable performance conditions as of December 31, 2022, in each case compared to the grant date fair value calculations of such Performance RSUs, which assumed a payout at target. The fair value calculation used herein is consistent with the fair value methodology used to account for share- based payments in our financial statements.

Compensation Actually Paid vs. Total Shareholder Return	CAP versus TSR and Peer Group TSR
Compensation Actually Paid vs. Net Income	CAP versus Net Income
Compensation Actually Paid vs. Company Selected Measure	CAP versus Economic Adjusted EBITDA
Total Shareholder Return Vs Peer Group	CAP versus TSR and Peer Group TSR
Tabular List, Table

Tabular Disclosure of Most Important Measures Used by the Company to Link CAP to the Company’s NEOs for 2024
Economic Adjusted EBITDA
Contract Sales
Total Economic Revenue

Total Shareholder Return Amount	$ 96.94	104.26	73.96	166.22	91.16
Peer Group Total Shareholder Return Amount	$ 116.79	$ 136.09	$ 79.94	$ 111.49	$ 101.75
Company Selected Measure Amount	1,112,000,000	1,026,000,000	1,049,000,000	640,000,000	106,000,000
PEO Name	Mr. Wang	Mr. Wang	Mr. Wang	Mr. Wang	Mr. Wang
Equity Awards Adjustments, Footnote
(3)
The dollar amounts reported in columns (c) and (e) represent the “compensation actually paid”, or “CAP”, to the PEO and the Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO or the Non-PEO NEOs, respectively, during the applicable year. To calculate CAP for the PEO and average CAP for the Non-PEO NEOs, the following amounts were deducted from and added to Summary Compensation Table total compensation:

PEO Equity Component of CAP(a)

	Subtracted:	Added:				Subtracted:	Added:
	Grant Date Fair Value of Awards Granted in the Year($)(b)	Year End Fair Value of Unvested Equity Awards Granted in the Year($)(c)(d)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)(c)(d)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year($)(c)(d)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)(c)(d)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	$9,696,728	$7,637,907	$(1,193,560)	$0	$620,791	$0	$0	$(2,631,589)
2023	$6,851,639	$4,321,739	$(1,508,215)	$0	$973,571	$0	$0	$(3,064,544)
2022	$6,519,985	$5,897,247	$(2,712,140)	$0	$(42,716)	$0	$0	$(3,377,594)
2021	$14,159,967	$18,293,765	$2,108,590	$0	$740,387	$0	$0	$6,982,775
2020	$5,171,691	$2,642,054	$(38,010)	$0	$(1,812,832)	$0	$0	$(4,380,479)

Non-PEO NEO Equity Component of CAP (a)

	Subtracted:	Added:				Subtracted:	Added:
	Average Grant Date Fair Value of Awards Granted in the Year($)(b)	Average Year End Fair Value of Unvested Equity Awards Granted in the Year ($)(c)(d)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)(c)(d)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)(c)(d)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)(c)(d)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year($)(c)(d)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2024	$3,197,810	$2,293,203	$(284,360)	$0	$511,955	$0	$0	$(677,011)
2023	$1,635,011	$1,031,297	$(578,316)	$0	$415,423	$0	$0	$(766,607)
2022	$1,932,553	$1,612,586	$(146,092)	$0	$(38,529)	$0	$0	$(504,588)
2021	$3,674,324	$4,781,582	$608,065	$0	$252,726	$0	$0	$1,968,049
2020	$1,063,275	$780,684	$(6,821)	$0	$(287,589)	$0	$0	$(577,000)

(a)	There are no pension benefits for the PEO or the Non-PEO NEOs.
(b)	Represents the grant date fair value of equity-based awards granted each year.
(c)
The fair value of the stock options was determined using the Black Scholes model, which is consistent with the fair value methodology used to account for share-based payments in our financial statements. The assumptions used in calculating the fair value of the stock options did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable years.

(d)
The fair value of the Service RSUs was determined based on the stock price on the applicable valuation dates. The fair value of the Performance RSUs, the Diamond Acquisition Incentive Awards and the Bluegreen PSU Awards was determined based on the probable outcome of the performance condition and the stock price on the applicable valuation dates. The assumptions used in calculating the fair value of the Service RSUs, the Performance RSUs, the Diamond Acquisition Incentive Awards and the Bluegreen PSU Awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable year, except that the fair value calculations of (i) the 2021 Performance RSUs and the Diamond Acquisition Incentive Awards as of December 31, 2022 and 2021, assumed a payout between target and maximum performance, which was the probable outcome of the applicable performance conditions as of December 31, 2022 and 2021, respectively, and (ii) the 2022 Performance RSUs as of December 31, 2022 assumed a payout at maximum performance, which was the probable outcome of the applicable performance conditions as of December 31, 2022, in each case compared to the grant date fair value calculations of such Performance RSUs, which assumed a payout at target. The fair value calculation used herein is consistent with the fair value methodology used to account for share- based payments in our financial statements.

Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 60,000,000	$ 313,000,000	$ 352,000,000	$ 176,000,000	$ (201,000,000)
Measure:: 1
Pay vs Performance Disclosure
Name	Economic Adjusted EBITDA
Non-GAAP Measure Description
(5)	Our company selected measure is Economic Adjusted EBITDA, which is calculated as described in Appendix A in this proxy statement.

Measure:: 2
Pay vs Performance Disclosure
Name	Contract Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Total Economic Revenue
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,631,589)	(3,064,544)	(3,377,594)	6,982,775	(4,380,479)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,696,728)	(6,851,639)	(6,519,985)	(14,159,967)	(5,171,691)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,637,907	4,321,739	5,897,247	18,293,765	2,642,054
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,193,560)	(1,508,215)	(2,712,140)	2,108,590	(38,010)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	620,791	973,571	(42,716)	740,387	(1,812,832)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(677,011)	(766,607)	(504,588)	1,968,049	(577,000)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,197,810)	(1,635,011)	(1,932,553)	(3,674,324)	(1,063,275)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,293,203	1,031,297	1,612,586	4,781,582	780,684
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(284,360)	(578,316)	(146,092)	608,065	(6,821)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	511,955	415,423	(38,529)	252,726	(287,589)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0